Intangible Assets (Details) - Schedule of changes in the value of intangible assets - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Intangible Assets (Details) - Schedule of changes in the value of intangible assets [Line Items]
Gross, beginning balance	$ 284,534	$ 250,002
Accumulated amortization, beginning balance	(201,997)	(176,613)
Acquisitions	47,487	35,170
Disposals and impairment	(37,276)	(638)
Other
Gross, ending balance	294,745	284,534
Year’s amortization	(32,252)	(25,384)
Other changes	34,915
Accumulated amortization ,ending balance	(199,334)	201,997
Software development [Member]
Intangible Assets (Details) - Schedule of changes in the value of intangible assets [Line Items]
Gross, beginning balance	284,534	250,002
Accumulated amortization, beginning balance	(201,997)	(176,613)
Acquisitions	47,487	35,170
Disposals and impairment	(37,276)	(638)
Other
Gross, ending balance	294,745	284,534
Year’s amortization	(32,252)	(25,384)
Other changes	34,915
Accumulated amortization ,ending balance	$ (199,334)	$ (201,997)